Schedule of Investments
(unaudited)
July 31, 2025
BlackRock Emerging Markets Fund, Inc.
2
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Brazil — 4.6%
Hapvida Participacoes e Investimentos
SA
(a) (b) (c)
.................. 1 $ 5
Lojas Renner SA .............. 14,179,390 41,022,246
XP, Inc. , Class A .............. 3,505,595 56,580,303
97,602,554
Canada — 1.3%
Kinross Gold Corp. ............. 1,756,263 28,100,208
China — 24.7%
Alibaba Group Holding Ltd. ....... 3,021,000 45,420,067
Alibaba Group Holding Ltd. , ADR ... 223,081 26,910,261
BYD Co. Ltd. , Class A ........... 455,800 6,611,626
China Life Insurance Co. Ltd. , Class H 9,853,000 28,461,484
China Merchants Bank Co. Ltd. , Class
A ...................... 2,735,827 16,854,491
China Merchants Bank Co. Ltd. , Class
H ...................... 1,414,500 9,178,899
Contemporary Amperex Technology Co.
Ltd. , Class A ............... 258,800 9,451,483
Contemporary Amperex Technology Co.
Ltd. , Class H
(a) (d)
............ 502,600 26,007,149
Eastroc Beverage Group Co. Ltd. ,
Class A .................. 655,900 25,573,922
Full Truck Alliance Co. Ltd. , ADR ... 1,798,189 20,769,083
KE Holdings, Inc. , ADR .......... 769,839 14,180,434
Meituan , Class B
(a) (b) (c)
........... 1,519,300 23,439,074
Midea Group Co. Ltd. , Class A ..... 2,687,700 26,103,037
Sany Heavy Industry Co. Ltd. , Class A 15,439,551 42,631,754
Tencent Holdings Ltd. ........... 2,336,800 163,604,601
Zijin Mining Group Co. Ltd. , Class A . 4,408,500 11,665,703
Zijin Mining Group Co. Ltd. , Class H . 9,988,000 26,484,777
523,347,845
Hong Kong — 1.8%
Futu Holdings Ltd. , ADR ......... 254,001 39,034,874
Hungary — 2.2%
OTP Bank Nyrt. ............... 585,629 47,521,419
India — 14.6%
Apollo Hospitals Enterprise Ltd. .... 257,655 21,966,589
Axis Bank Ltd. ................ 1,236,489 15,016,018
Bajaj Finance Ltd. ............. 2,042,100 20,436,048
Bharti Airtel Ltd. ............... 1,266,008 27,559,919
Eicher Motors Ltd. ............. 351,925 21,897,727
HDB Financial Services Ltd.
(a)
..... 1,429,758 12,380,804
HDFC Bank Ltd. .............. 1,833,791 42,082,408
ICICI Bank Ltd. ............... 2,470,990 41,609,764
ICICI Bank Ltd. , ADR ........... 100,121 3,374,078
Lodha Developers Ltd.
(b) (c)
........ 818,830 11,449,121
Mahindra & Mahindra Ltd. ........ 260,863 9,502,875
Reliance Industries Ltd. ......... 1,473,410 23,268,824
Tata Consultancy Services Ltd. .... 769,956 26,553,048
Varun Beverages Ltd. ........... 4,163,198 24,743,210
Vishal Mega Mart Ltd.
(a)
.......... 4,564,321 7,243,457
309,083,890
Indonesia — 2.6%
Astra International Tbk. PT ....... 66,365,300 20,514,879
Bank Mandiri Persero Tbk. PT ..... 130,452,900 35,513,313
56,028,192
Italy — 0.1%
Wizz Air Holdings plc
(a) (b) (c)
........ 136,805 2,260,115
Security
Shares
Shares Value
Kazakhstan — 1.0%
Kaspi.KZ JSC , ADR
(c)
........... 261,035 $ 20,595,662
Mexico — 4.6%
BBB Foods, Inc. , Class A
(a)
....... 326,905 8,342,615
Grupo Aeroportuario del Centro Norte
SAB de CV ................ 1,251,054 16,594,288
Grupo Aeroportuario del Pacifico SAB
de CV , Class B ............. 432,087 9,926,434
Grupo Aeroportuario del Pacifico SAB
de CV , ADR ............... 50,598 11,626,915
Grupo Financiero Banorte SAB de CV ,
Class O .................. 5,818,431 51,852,352
98,342,604
Philippines — 0.5%
BDO Unibank, Inc. ............. 4,734,433 11,557,348
Poland — 3.7%
Bank Polska Kasa Opieki SA ...... 434,234 23,580,384
InPost SA
(a)
.................. 540,527 7,763,428
Powszechny Zaklad Ubezpieczen SA 2,770,533 46,436,864
77,780,676
Republic of Turkiye — 3.8%
Akbank TAS ................. 15,845,122 26,270,547
Eldorado Gold Corp.
(a)
.......... 2,046,525 41,938,620
Yapi ve Kredi Bankasi A/S
(a)
....... 13,903,614 11,498,597
79,707,764
Russia — 0.0%
(a)(e)
Gazprom PJSC ............... 8,520,027 1,051
LUKOIL PJSC ................ 1,370,026 169
Novatek PJSC ................ 295,922 36
Sberbank of Russia PJSC ........ 6,788,060 837
TCS Group Holding plc , GDR
(c)
.... 25,066 3
2,096
South Korea — 7.8%
HD Hyundai Electric Co. Ltd. ...... 38,233 13,605,675
NAVER Corp. ................ 141,697 23,846,917
Samsung Electronics Co. Ltd. ..... 864,087 44,037,308
SK Hynix, Inc. ................ 255,426 49,505,638
SK Square Co. Ltd.
(a)
........... 313,324 33,748,264
164,743,802
Taiwan — 17.8%
Accton Technology Corp. ........ 2,142,000 63,262,282
Alchip Technologies Ltd. ......... 442,000 56,503,992
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 5,170,000 199,041,316
Wiwynn Corp. ................ 633,000 57,771,754
376,579,344
Thailand — 0.0%
Krungthai Card PCL , NVDR ....... 932,400 811,396
United Arab Emirates — 2.1%
Aldar Properties PJSC .......... 8,024,985 20,737,661
Emaar Properties PJSC ......... 5,783,286 23,950,347
44,688,008
United States — 0.9%
EPAM Systems, Inc.
(a)
........... 116,871 18,431,725
Total Long-Term Investments — 94.1%
(Cost: $ 1,722,813,388 ) ........................... 1,996,219,522

Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock Emerging Markets Fund, Inc.
3
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 5.4%
(f)(g)
BlackRock Cash Funds: Institutional, SL
Agency Shares , 4.44%
(h)
....... 20,130,352 $ 20,138,404
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 4.20% ...... 94,512,707 94,512,707
Total Short-Term Securities — 5 .4%
(Cost: $ 114,651,111 ) ............................. 114,651,111
Total Investments — 99.5%
(Cost: $ 1,837,464,499 ) ........................... 2,110,870,633
Other Assets Less Liabilities — 0.5% ................... 10,650,469
Net Assets — 100.0% .............................. $ 2,121,521,102
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
All or a portion of this security is on loan.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/25
Shares
Held at
07/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 2,031,498 $ 18,106,919
(a)
$ — $ — $ (13) $ 20,138,404 20,130,352 $ 88,784
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 300,161,444 — (205,648,740)
(a)
3 — 94,512,707 94,512,707 291,478 —
$ 3 $ (13) $ 114,651,111 $ 380,262 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock Emerging Markets Fund, Inc.
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Emerging Markets Index ................................................. 691 09/19/25 $ 42,783 $ (632,754)
Equity Swap Contracts
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Long contracts
(a)
Axis Bank Ltd. .............. JPMorgan Chase Bank NA USD 12,669,749 02/11/26 0.40% 1D OBFR01 Monthly $ (1,361,783)
FPT Corp. ................ HSBC Bank plc 13,530,115 02/10/28 0.90% 1D OBFR01 Monthly (593,387)
Hong Kong Exchanges & Clearing
Ltd. ................... HSBC Bank plc 850,762 02/10/28 0.55% 1D OBFR01 Monthly 15,139
Hong Kong Exchanges & Clearing
Ltd. ................... JPMorgan Chase Bank NA 31,031,351 02/10/26 0.55% 1D OBFR01 Monthly 552,388
Sany Heavy Industry Co. Ltd. .... HSBC Bank plc 9,733,127 02/10/28 (0.40)% 1D OBFR01 Monthly (260,540)
Total long positions of equity swaps (1,648,183)
Net dividends and financing fees (444,683)
Total equity swap contracts including dividends and financing fees $ (2,092,866)
(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Brazil ............................................... $ 97,602,554 $ — $ — $ 97,602,554

Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock Emerging Markets Fund, Inc.
5
Level 1 Level 2 Level 3 Total
Canada ............................................. $ 28,100,208 $ — $ — $ 28,100,208
China ............................................... 87,866,927 435,480,918 — 523,347,845
Hong Kong ........................................... 39,034,874 — — 39,034,874
Hungary ............................................. — 47,521,419 — 47,521,419
India ............................................... 15,754,882 293,329,008 — 309,083,890
Indonesia ............................................ — 56,028,192 — 56,028,192
Italy ................................................ — 2,260,115 — 2,260,115
Kazakhstan ........................................... 20,595,662 — — 20,595,662
Mexico .............................................. 98,342,604 — — 98,342,604
Philippines ........................................... — 11,557,348 — 11,557,348
Poland .............................................. — 77,780,676 — 77,780,676
Republic of Turkiye ...................................... 41,938,620 37,769,144 — 79,707,764
Russia .............................................. — — 2,096 2,096
South Korea .......................................... — 164,743,802 — 164,743,802
Taiwan .............................................. — 376,579,344 — 376,579,344
Thailand ............................................. — 811,396 — 811,396
United Arab Emirates .................................... — 44,688,008 — 44,688,008
United States .......................................... 18,431,725 — — 18,431,725
Short-Term Securities
Money Market Funds ...................................... 114,651,111 — — 114,651,111
$ 562,319,167 $ 1,548,549,370 $ 2,096 $ 2,110,870,633
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ — $ 567,527 $ — $ 567,527
Liabilities
Equity contracts ........................................... (632,754) (2,660,393) — (3,293,147)
$ (632,754) $ (2,092,866) $ — $ (2,725,620)
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
ADR American Depositary Receipts
GDR Global Depositary Receipts
JSC Joint Stock Company
MSCI Morgan Stanley Capital International
NVDR Non-Voting Depository Receipts
OBFR01 USD - 1D Overnight Bank Funding Rate
PCL Public Company Limited
PJSC Public Joint Stock Company
Fair Value Hierarchy as of Period End (continued)